Financial Instruments - Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Fair value	$ 12,972,263,667	$ 8,962,006,445
Investment funds [member] | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Fair value	$ 1,734,518,063	$ 569,440,882
Fair value hierarchy	Level 1
Valuation technique(s) and key input(s)	Quoted bid prices in an active market